Document and Entity Information	Jul. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2022
Entity Registrant Name	COASTAL FINANCIAL CORP
Entity Central Index Key	0001437958
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-38589
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	56-2392007
Entity Address Address Line1	5415 Evergreen Way
Entity Address City Or Town	Everett
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98203
City Area Code	425
Local Phone Number	257-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value per share
Trading Symbol	CCB
Name of each exchange on which registered	NASDAQ